Other receivables, net	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Other receivables, net
6.	Other receivables, net

Other receivables, net consist of the following:

	As of June 30	As of December 31
	2026	2025
	USD	USD
Consideration receivable from divestment	2,649,859	2,649,859
Employee advances	123,932	133,092
Prepaid GST	24,717	24,717
Loan receivable*	-	1,014,654
Other	17,558	49,407
Total	2,816,066	3,871,729

*	The loan was originally advanced when the borrower was a related party of the Group. The borrower ceased to be a related party in August 2024. Accordingly, the outstanding balance was classified as a third-party loan receivable as of December 31, 2025. The balance was fully repaid during the six months ended June 30, 2026.